UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to:
Olivia P. Adler
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH BOND FUND

Schedule of Investments
December 31, 2008 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

CHURCH MORTGAGE - BACKED BONDS - 72.53%

Alabama		0.84%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		122,202	0.23%
32,000	7.80%, 10/15/2025		31,542	0.06%
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		22,020	0.04%
24,000	7.50%, 04/10/2018		23,875	0.04%
25,000	7.50%, 04/10/2019		24,870	0.05%
28,000	7.50%, 04/10/2020		27,854	0.05%
30,000	7.50%, 04/10/2021		29,844	0.06%
23,000	7.50%, 10/10/2017		23,028	0.04%
25,000	7.50%, 10/10/2018		24,870	0.05%
27,000	7.50%, 10/10/2019		26,860	0.05%
28,000	7.50%, 10/10/2020		27,854	0.05%
32,000	8.00%, 04/10/2022		32,093	0.06%
31,000	8.00%, 10/10/2021		31,084	0.06%

Arizona		2.11%
	First Southern Baptist Church of Lake Havasu City, Inc.
32,000	7.60%, 03/19/2028		31,834	0.06%
38,000	7.60%, 03/19/2029		37,802	0.07%
41,000	7.60%, 03/19/2030		40,787	0.08%
44,000	7.60%, 03/19/2031		43,771	0.08%
48,000	7.60%, 03/19/2032		47,750	0.09%
51,000	7.60%, 03/19/2033		50,735	0.10%
55,000	7.60%, 03/19/2034		54,714	0.10%
60,000	7.60%, 03/19/2035		59,688	0.11%
64,000	7.60%, 03/19/2036		63,667	0.12%
70,000	7.60%, 03/19/2037		69,636	0.13%
75,000	7.60%, 03/19/2038		74,610	0.14%
37,000	7.60%, 09/19/2028		36,808	0.07%
40,000	7.60%, 09/19/2029		39,792	0.07%
43,000	7.60%, 09/19/2030		42,776	0.08%
46,000	7.60%, 09/19/2031		45,761	0.09%
50,000	7.60%, 09/19/2032		49,740	0.09%
54,000	7.60%, 09/19/2033		53,719	0.10%
58,000	7.60%, 09/19/2034		57,698	0.11%
62,000	7.60%, 09/19/2035		61,678	0.12%
42,000	7.60%, 09/19/2036		41,782	0.08%
72,000	7.60%, 09/19/2037		71,626	0.12%
24,000	8.00%, 03/19/2023		24,077	0.05%
25,000	8.00%, 09/19/2023		25,085	0.05%

California		12.45%
	First Baptist Church Clovis
35,000	7.30%, 04/15/2023		35,126	0.07%
37,000	7.30%, 04/15/2024		36,808	0.07%
16,000	7.30%, 04/15/2033		15,917	0.03%
75,000	7.30%, 04/15/2034		74,610	0.14%
81,000	7.30%, 04/15/2035		80,579	0.15%
88,000	7.30%, 04/15/2036		87,542	0.16%
94,000	7.30%, 04/15/2037		93,511	0.18%
35,000	7.30%, 10/15/2023		35,133	0.07%
20,000	7.30%, 10/15/2030		19,896	0.04%
73,000	7.30%, 10/15/2033		72,620	0.14%
78,000	7.30%, 10/15/2034		77,594	0.15%
84,000	7.30%, 10/15/2035		83,563	0.16%
90,000	7.30%, 10/15/2036		89,532	0.17%
31,000	8.00%, 04/15/2022		31,090	0.06%
33,000	8.00%, 10/15/2022		33,102	0.06%
	Kern Christian Center
13,000	7.50%, 04/01/2018		12,932	0.02%
14,000	7.50%, 04/01/2019		13,927	0.03%
14,000	7.50%, 04/01/2020		13,927	0.03%
16,000	7.50%, 04/01/2021		15,917	0.03%
12,000	7.50%, 10/01/2017		12,014	0.02%
13,000	7.50%, 10/01/2018		12,932	0.02%
15,000	7.50%, 10/01/2019		14,922	0.03%
16,000	7.50%, 10/01/2020		15,917	0.03%
20,000	7.60%, 04/01/2024		19,896	0.04%
21,000	7.60%, 04/01/2025		20,891	0.04%
20,000	7.60%, 10/01/2023		20,072	0.04%
21,000	7.60%, 10/01/2024		20,891	0.04%
23,000	7.60%, 10/01/2025		22,880	0.04%
18,000	8.00%, 04/01/2022		17,325	0.03%
16,000	8.00%, 10/01/2021		15,411	0.03%
	Montecito Park Union Church
35,000	7.20%, 04/15/2021		34,818	0.07%
33,000	7.20%, 10/15/2020		32,828	0.06%
40,000	7.30%, 04/15/2023		40,144	0.08%
43,000	7.30%, 04/15/2024		42,776	0.08%
39,000	7.30%, 10/15/2022		39,137	0.07%
41,000	7.30%, 10/15/2023		41,156	0.08%
45,000	7.30%, 10/15/2024		44,766	0.08%
37,000	8.00%, 04/15/2022		37,107	0.07%
35,000	8.00%, 10/15/2021		35,095	0.07%
	North Hills Baptist Church
44,000	7.20%, 05/15/2016		44,273	0.08%
46,000	7.20%, 05/15/2017		46,051	0.09%
41,000	7.20%, 11/15/2015		41,230	0.08%
45,000	7.20%, 11/15/2016		45,306	0.08%
	Revival Pentecostal Tabernable of San Diego
15,000	7.20%, 06/15/2018		14,924	0.03%
15,000	7.20%, 06/15/2019		14,924	0.03%
17,000	7.20%, 06/15/2020		16,913	0.03%
18,000	7.20%, 06/15/2021		17,908	0.03%
14,000	7.20%, 12/15/2017		14,021	0.03%
15,000	7.20%, 12/15/2018		14,924	0.03%
16,000	7.20%, 12/15/2019		15,918	0.03%
17,000	7.20%, 12/15/2020		16,913	0.03%
18,000	7.20%, 12/15/2021		17,908	0.03%
34,000	7.30%, 06/15/2030		33,827	0.06%
36,000	7.30%, 06/15/2031		35,816	0.07%
39,000	7.30%, 06/15/2032		38,801	0.07%
42,000	7.30%, 06/15/2033		41,786	0.08%
45,000	7.30%, 06/15/2034		44,771	0.08%
49,000	7.30%, 06/15/2035		48,750	0.09%
53,000	7.30%, 06/15/2036		52,730	0.10%
57,000	7.30%, 06/15/2037		56,709	0.11%
26,000	7.30%, 12/15/2029		25,867	0.05%
36,000	7.30%, 12/15/2030		35,816	0.07%
39,000	7.30%, 12/15/2031		38,801	0.07%
41,000	7.30%, 12/15/2032		40,791	0.08%
44,000	7.30%, 12/15/2033		43,776	0.08%
48,000	7.30%, 12/15/2034		47,755	0.09%
50,000	7.30%, 12/15/2035		49,745	0.09%
54,000	7.30%, 12/15/2036		53,725	0.10%
19,000	8.00%, 06/15/2022		19,059	0.04%
20,000	8.00%, 12/15/2022		20,066	0.04%
	San Bernardino Chuch of God Christian Centre
68,000	8.30%, 03/15/2024		67,068	0.13%
73,000	8.30%, 09/15/2025		71,971	0.13%
	Sonrise Baptist
9,000	7.60%, 01/15/2030		8,954	0.02%
32,000	7.60%, 01/15/2031		31,837	0.06%
35,000	7.60%, 01/15/2032		34,822	0.07%
37,000	7.60%, 01/15/2033		36,811	0.07%
40,000	7.60%, 01/15/2034		39,796	0.07%
43,000	7.60%, 01/15/2035		42,781	0.08%
46,000	7.60%, 01/15/2036		45,765	0.09%
50,000	7.60%, 01/15/2037		49,745	0.09%
54,000	7.60%, 01/15/2038		53,725	0.10%
1,000	7.60%, 07/15/2028		995	0.00%
1,000	7.60%, 07/15/2030		995	0.00%
33,000	7.60%, 07/15/2031		32,832	0.06%
36,000	7.60%, 07/15/2032		35,816	0.07%
13,000	7.60%, 07/15/2033		12,934	0.02%
42,000	7.60%, 07/15/2034		41,786	0.08%
45,000	7.60%, 07/15/2035		44,771	0.08%
49,000	7.60%, 07/15/2036		48,750	0.09%
52,000	7.60%, 07/15/2037		51,735	0.10%
31,000	7.60%, 07/15/2038		30,842	0.06%
	The United Pentecostal Church of Modesto, Inc.
43,000	7.50%, 05/21/2021		42,781	0.08%
45,000	7.50%, 05/21/2022		44,771	0.08%
20,000	7.50%, 11/21/2020		19,898	0.04%
43,000	7.50%, 11/21/2021		42,781	0.08%
53,000	7.60%, 05/21/2024		52,730	0.10%
56,000	7.60%, 05/21/2025		55,714	0.10%
62,000	7.60%, 05/21/2026		61,684	0.12%
66,000	7.60%, 05/21/2027		65,663	0.12%
71,000	7.60%, 05/21/2028		70,638	0.13%
89,000	7.60%, 05/21/2031		88,546	0.17%
96,000	7.60%, 05/21/2032		95,510	0.18%
103,000	7.60%, 05/21/2033		102,475	0.19%
112,000	7.60%, 05/21/2034		111,429	0.21%
51,000	7.60%, 11/21/2023		51,189	0.10%
55,000	7.60%, 11/21/2024		54,720	0.10%
59,000	7.60%, 11/21/2025		58,699	0.11%
69,000	7.60%, 11/21/2027		68,648	0.13%
73,000	7.60%, 11/21/2028		72,628	0.14%
86,000	7.60%, 11/21/2030		85,561	0.16%
92,000	7.60%, 11/21/2031		91,531	0.17%
99,000	7.60%, 11/21/2032		98,495	0.18%
115,000	7.60%, 11/21/2034		114,414	0.21%
	Victory Christian Center of the Desert, Inc.
31,000	8.40%, 04/15/2021		31,074	0.06%
34,000	8.40%, 04/15/2022		34,092	0.06%
36,000	8.40%, 04/15/2023		36,108	0.07%
40,000	8.40%, 04/15/2024		39,792	0.07%
43,000	8.40%, 04/15/2025		42,776	0.08%
47,000	8.40%, 04/15/2026		46,756	0.09%
51,000	8.40%, 04/15/2027		50,735	0.10%
55,000	8.40%, 04/15/2028		54,714	0.10%
60,000	8.40%, 04/15/2029		59,688	0.11%
65,000	8.40%, 04/15/2030		64,662	0.12%
70,000	8.40%, 04/15/2031		69,636	0.13%
76,000	8.40%, 04/15/2032		75,605	0.14%
83,000	8.40%, 04/15/2033		82,568	0.15%
90,000	8.40%, 04/15/2034		89,532	0.17%
30,000	8.40%, 10/15/2020		30,066	0.06%
32,000	8.40%, 10/15/2021		32,080	0.06%
35,000	8.40%, 10/15/2022		35,102	0.07%
38,000	8.40%, 10/15/2023		38,122	0.07%
41,000	8.40%, 10/15/2024		40,787	0.08%
45,000	8.40%, 10/15/2025		44,766	0.08%
48,000	8.40%, 10/15/2026		47,750	0.09%
53,000	8.40%, 10/15/2027		52,724	0.10%
57,000	8.40%, 10/15/2028		56,704	0.11%
62,000	8.40%, 10/15/2029		61,677	0.12%
68,000	8.40%, 10/15/2030		67,646	0.13%
74,000	8.40%, 10/15/2031		73,615	0.14%
80,000	8.40%, 10/15/2032		79,584	0.15%
87,000	8.40%, 10/15/2033		86,547	0.16%
69,000	8.40%, 10/15/2034		68,641	0.13%
	"The Well" Ministry of Rescue
21,000	8.40%, 05/15/2020		20,891	0.04%
23,000	8.40%, 05/15/2021		22,880	0.04%
25,000	8.40%, 05/15/2022		25,070	0.05%
27,000	8.40%, 05/15/2023		27,083	0.05%
22,000	8.40%, 11/15/2020		21,885	0.03%
24,000	8.40%, 11/15/2021		24,062	0.04%
26,000	8.40%, 11/15/2022		26,075	0.04%
28,000	8.40%, 11/15/2023		28,089	0.04%
Colorado		0.93%
	Crossroads Church of Denver, Inc.
500,000	7.50%, 11/01/2038		497,400	0.93%
Florida		16.44%
	Abyssinia Missionary Baptist Church Ministries, Inc.
257,000	7.50%, 03/15/2027		255,664	0.48%
212,000	7.50%, 03/15/2028		210,898	0.40%
187,000	7.50%, 03/15/2029		186,028	0.35%
290,000	7.50%, 03/15/2030		288,492	0.54%
91,000	7.50%, 03/15/2031		90,527	0.17%
166,000	7.50%, 09/15/2027		165,137	0.31%
120,000	7.50%, 09/15/2028		119,376	0.22%
145,000	7.50%, 09/15/2029		144,246	0.27%
332,000	7.50%, 09/15/2030		330,274	0.62%
	Bethel Baptist Institutional Church, Inc.
150,000	7.80%, 01/21/2021		149,235	0.28%
75,000	7.90%, 01/21/2026		74,618	0.14%
523,000	7.90%, 01/21/2030		520,333	0.98%
124,000	7.90%, 07/21/2023		124,434	0.23%
251,000	7.90%, 07/21/2025		249,720	0.47%
129,000	7.90%, 07/21/2026		128,342	0.24%
171,000	7.90%, 07/21/2027		170,128	0.32%
218,000	7.90%, 07/21/2028		216,888	0.41%
259,000	7.90%, 07/21/2030		257,679	0.48%
	Celebration Baptist Church of Jacksonville, Florida, Inc.
17,000	8.10%, 06/15/2015		17,083	0.03%
33,000	8.20%, 12/15/2015		32,832	0.06%
69,000	8.40%, 06/15/2021		68,648	0.13%
74,000	8.40%, 06/15/2022		74,215	0.14%
10,000	8.40%, 06/15/2025		9,949	0.02%
24,000	8.40%, 06/15/2027		23,878	0.04%
199,000	8.40%, 06/15/2034		197,985	0.37%
65,000	8.40%, 12/15/2020		64,669	0.12%
71,000	8.40%, 12/15/2021		71,192	0.13%
71,000	8.40%, 12/15/2022		71,221	0.13%
23,000	8.40%, 12/15/2026		22,883	0.04%
29,000	8.40%, 12/15/2029		28,852	0.05%
32,000	8.40%, 12/15/2030		31,837	0.06%
117,000	8.40%, 12/15/2032		116,403	0.22%
84,000	8.40%, 12/15/2033		83,572	0.16%
70,000	8.40%, 12/15/2034		69,643	0.13%
	LifePoint Community Church of Tampa Bay, Inc.
71,000	8.40%, 04/20/2019		70,631	0.13%
78,000	8.40%, 04/20/2020		77,594	0.15%
84,000	8.40%, 04/20/2021		83,563	0.16%
99,000	8.40%, 04/20/2023		99,297	0.19%
108,000	8.40%, 04/20/2024		107,438	0.20%
25,000	8.40%, 04/20/2031		24,870	0.05%
44,000	8.40%, 10/20/2018		43,771	0.08%
75,000	8.40%, 10/20/2019		74,610	0.14%
82,000	8.40%, 10/20/2020		81,574	0.15%
89,000	8.40%, 10/20/2021		88,537	0.17%
86,000	8.40%, 10/20/2022		86,249	0.16%
43,000	8.40%, 10/20/2025		42,776	0.08%
100,000	8.40%, 10/20/2030		99,490	0.19%
	Manifestations World
29,000	7.60%, 03/17/2025		28,849	0.05%
31,000	7.60%, 03/17/2026		30,839	0.06%
33,000	7.60%, 03/17/2027		32,828	0.06%
36,000	7.60%, 03/17/2028		35,813	0.07%
38,000	7.60%, 03/17/2029		37,802	0.07%
41,000	7.60%, 03/17/2030		40,787	0.08%
44,000	7.60%, 03/17/2031		43,771	0.08%
48,000	7.60%, 03/17/2032		47,750	0.09%
52,000	7.60%, 03/17/2033		51,730	0.10%
56,000	7.60%, 03/17/2034		55,709	0.10%
60,000	7.60%, 03/17/2035		59,688	0.11%
65,000	7.60%, 03/17/2036		64,662	0.12%
70,000	7.60%, 03/17/2037		69,636	0.13%
76,000	7.60%, 03/17/2038		75,605	0.14%
8,000	7.60%, 09/17/2024		7,958	0.01%
29,000	7.60%, 09/17/2025		28,849	0.05%
33,000	7.60%, 09/17/2026		32,828	0.06%
34,000	7.60%, 09/17/2027		33,823	0.06%
38,000	7.60%, 09/17/2028		37,802	0.07%
41,000	7.60%, 09/17/2029		40,787	0.08%
44,000	7.60%, 09/17/2030		43,771	0.08%
47,000	7.60%, 09/17/2031		46,756	0.09%
51,000	7.60%, 09/17/2032		50,735	0.10%
54,000	7.60%, 09/17/2033		53,719	0.10%
59,000	7.60%, 09/17/2034		58,693	0.11%
63,000	7.60%, 09/17/2035		62,672	0.12%
68,000	7.60%, 09/17/2036		67,646	0.13%
73,000	7.60%, 09/17/2037		72,620	0.14%
79,000	7.60%, 09/17/2038		78,589	0.15%
	Iglesia Cristiana La Nueva Jerusalem, Inc.
100,000	7.50%, 02/05/2031		98,430	0.18%
54,000	7.50%, 08/05/2029		53,168	0.10%
146,000	7.50%, 02/05/2029		143,766	0.27%
112,000	7.50%, 02/05/2027		110,342	0.21%
	Philadelphia Haitian Baptist Church of Orlando, Inc.
33,000	7.70%, 05/28/2013		31,192	0.06%
26,000	7.70%, 11/28/2012		24,739	0.05%
34,000	7.70%, 11/28/2013		32,266	0.06%
35,000	7.80%, 05/28/2014		33,226	0.06%
63,000	8.40%, 05/28/2021		59,548	0.11%
68,000	8.40%, 05/28/2022		64,274	0.12%
30,000	8.40%, 05/28/2024		28,356	0.05%
86,000	8.40%, 05/28/2025		81,287	0.15%
93,000	8.40%, 05/28/2026		87,904	0.16%
154,000	8.40%, 05/28/2032		145,561	0.27%
64,000	8.40%, 11/28/2021		60,493	0.11%
32,000	8.40%, 11/28/2023		30,246	0.06%
33,000	8.40%, 11/28/2024		31,192	0.06%
91,000	8.40%, 11/28/2025		86,013	0.16%
98,000	8.40%, 11/28/2026		92,629	0.17%
42,000	8.40%, 11/28/2031		39,698	0.07%
156,000	8.40%, 11/28/2032		147,451	0.28%
	Truth For Living Ministries, Inc.
78,000	7.80%, 03/15/2024		76,916	0.14%
49,000	7.80%, 03/15/2028		48,745	0.10%
81,000	7.80%, 09/15/2024		79,866	0.16%
36,000	7.80%, 09/15/2027		35,813	0.08%
Georgia		5.00%
	Bible Baptist Church of Newnan, Inc.
32,000	7.60%, 03/01/2015		30,390	0.06%
33,000	7.70%, 09/01/2015		31,350	0.06%
39,000	7.80%, 03/01/2018		36,859	0.07%
46,000	7.80%, 03/01/2020		43,475	0.08%
50,000	7.80%, 03/01/2021		47,255	0.09%
11,000	7.80%, 09/01/2018		10,396	0.02%
45,000	7.80%, 09/01/2019		42,530	0.08%
48,000	7.80%, 09/01/2020		45,365	0.09%
50,000	7.90%, 03/01/2023		47,655	0.09%
38,000	7.90%, 03/01/2034		35,914	0.07%
159,000	7.90%, 03/01/2036		150,271	0.28%
56,000	7.90%, 09/01/2022		53,362	0.10%
89,000	7.90%, 09/01/2035		85,048	0.16%
64,000	7.90%, 09/01/2036		61,171	0.11%
54,000	8.00%, 03/01/2022		51,451	0.10%
51,000	8.00%, 09/01/2021		48,583	0.09%
	Restoration in the World International Ministries, Inc.
6,000	7.80%, 05/15/2018		5,969	0.01%
7,000	7.80%, 05/15/2019		6,964	0.01%
8,000	7.80%, 05/15/2020		7,959	0.01%
8,000	7.80%, 05/15/2021		7,959	0.01%
7,000	7.80%, 11/15/2017		7,008	0.01%
7,000	7.80%, 11/15/2018		6,964	0.01%
8,000	7.80%, 11/15/2019		7,959	0.01%
8,000	7.80%, 11/15/2020		7,959	0.01%
9,000	8.00%, 05/15/2022		9,027	0.02%
9,000	8.00%, 11/15/2021		9,025	0.02%
	Victory Baptist Church of Loganville, Inc.
67,000	7.90%, 01/15/2030		66,658	0.13%
72,000	7.90%, 01/15/2031		71,633	0.13%
78,000	7.90%, 01/15/2032		77,602	0.15%
84,000	7.90%, 01/15/2033		83,572	0.16%
90,000	7.90%, 01/15/2034		89,541	0.17%
98,000	7.90%, 01/15/2035		97,500	0.18%
106,000	7.90%, 01/15/2036		105,460	0.20%
115,000	7.90%, 01/15/2037		114,414	0.21%
123,000	7.90%, 01/15/2038		122,373	0.23%
69,000	7.90%, 07/15/2030		68,648	0.13%
74,000	7.90%, 07/15/2031		73,623	0.14%
81,000	7.90%, 07/15/2032		80,587	0.15%
87,000	7.90%, 07/15/2033		86,556	0.16%
95,000	7.90%, 07/15/2034		94,516	0.18%
101,000	7.90%, 07/15/2035		100,485	0.19%
110,000	7.90%, 07/15/2036		109,439	0.21%
119,000	7.90%, 07/15/2037		118,393	0.22%
129,000	7.90%, 07/15/2038		128,342	0.24%
42,000	7.90%, 01/15/2024		41,786	0.08%
40,000	7.90%, 07/15/2023		40,140	0.07%
Illinois		1.80%
	First Baptist Church of Melrose Park
35,000	7.80%, 06/12/2019		34,822	0.07%
37,000	7.80%, 06/12/2020		36,811	0.07%
41,000	7.80%, 06/12/2021		40,791	0.08%
45,000	7.80%, 06/12/2022		44,771	0.08%
37,000	7.80%, 12/12/2019		36,811	0.07%
40,000	7.80%, 12/12/2020		39,796	0.07%
42,000	7.80%, 12/12/2021		41,786	0.08%
51,000	7.90%, 06/12/2024		50,740	0.10%
56,000	7.90%, 06/12/2025		55,714	0.10%
43,000	7.90%, 06/12/2030		42,781	0.08%
112,000	7.90%, 06/12/2034		111,429	0.21%
50,000	7.90%, 12/12/2023		50,180	0.09%
54,000	7.90%, 12/12/2024		53,725	0.10%
86,000	7.90%, 12/12/2030		85,561	0.16%
24,000	7.90%, 12/12/2033		23,877	0.04%
117,000	7.90%, 12/12/2034		116,403	0.22%
48,000	8.00%, 06/12/2023		48,163	0.09%
45,000	8.00%, 12/12/2022		45,144	0.09%
Indiana		3.85%
	Madison Park Church of God, Inc.
70,000	7.90%, 01/31/2024		69,643	0.13%
100,000	7.90%, 01/31/2025		99,490	0.19%
100,000	7.90%, 01/31/2026		99,490	0.19%
50,000	7.90%, 01/31/2027		49,745	0.09%
100,000	7.90%, 01/31/2028		99,490	0.19%
193,000	7.90%, 01/31/2029		192,016	0.36%
169,000	7.90%, 01/31/2032		168,138	0.32%
151,000	7.90%, 07/31/2025		150,230	0.28%
95,000	7.90%, 07/31/2029		94,515	0.18%
306,000	7.90%, 07/31/2031		304,439	0.57%
196,000	8.00%, 01/31/2023		196,647	0.37%
189,000	8.00%, 07/31/2022		189,586	0.36%
	Mizpah Inc. Ebenezer Missionary Baptist Church
27,000	7.90%, 06/22/2033		26,865	0.05%
29,000	7.90%, 06/22/2034		28,855	0.05%
32,000	7.90%, 06/22/2035		31,840	0.06%
34,000	7.90%, 06/22/2036		33,830	0.06%
38,000	7.90%, 06/22/2037		37,810	0.07%
24,000	7.90%, 12/22/2031		23,880	0.04%
26,000	7.90%, 12/22/2032		25,870	0.05%
29,000	7.90%, 12/22/2033		28,855	0.05%
31,000	7.90%, 12/22/2034		30,845	0.06%
33,000	7.90%, 12/22/2035		32,835	0.06%
36,000	7.90%, 12/22/2036		35,820	0.07%
Louisiana		3.40%
	Living Way Apostolic Church, Inc.
43,000	7.80%, 04/20/2019		42,776	0.08%
49,000	7.80%, 04/20/2021		48,745	0.09%
44,000	7.80%, 10/20/2019		43,771	0.08%
48,000	7.80%, 10/20/2020		47,750	0.09%
52,000	7.80%, 10/20/2021		51,730	0.10%
73,000	7.90%, 04/20/2026		72,620	0.14%
79,000	7.90%, 04/20/2027		78,589	0.15%
85,000	7.90%, 04/20/2028		84,558	0.16%
47,000	7.90%, 04/20/2029		46,756	0.09%
100,000	7.90%, 04/20/2030		99,480	0.19%
103,000	7.90%, 04/20/2031		102,464	0.19%
91,000	7.90%, 04/20/2032		90,527	0.17%
126,000	7.90%, 04/20/2033		125,345	0.24%
136,000	7.90%, 04/20/2034		135,293	0.25%
70,000	7.90%, 10/20/2025		69,636	0.13%
88,000	7.90%, 10/20/2028		87,542	0.16%
96,000	7.90%, 10/20/2029		95,501	0.18%
103,000	7.90%, 10/20/2030		102,464	0.19%
15,000	7.90%, 10/20/2031		14,922	0.03%
121,000	7.90%, 10/20/2032		120,371	0.23%
141,000	7.90%, 10/20/2034		140,267	0.26%
53,000	8.00%, 04/20/2022		53,154	0.10%
56,000	8.00%, 10/20/2022		56,174	0.10%
Maryland		0.07%
	Ark of Safety Christian Church
40,000	8.00%, 04/15/2029		35,460	0.07%
Massachusetts		3.32%
	Harvest Ministries of New England, Inc.
57,000	7.30%, 02/20/2024		56,709	0.11%
62,000	7.30%, 02/20/2025		61,684	0.12%
67,000	7.30%, 02/20/2026		66,658	0.13%
71,000	7.30%, 02/20/2027		70,638	0.13%
76,000	7.30%, 02/20/2028		75,612	0.14%
83,000	7.30%, 02/20/2029		82,577	0.15%
89,000	7.30%, 02/20/2030		88,546	0.17%
95,000	7.30%, 02/20/2031		94,515	0.18%
95,000	7.30%, 02/20/2033		94,515	0.18%
118,000	7.30%, 02/20/2034		117,398	0.22%
127,000	7.30%, 02/20/2035		126,352	0.24%
60,000	7.30%, 08/20/2024		59,694	0.11%
64,000	7.30%, 08/20/2025		63,674	0.12%
69,000	7.30%, 08/20/2026		68,648	0.13%
75,000	7.30%, 08/20/2027		74,618	0.14%
80,000	7.30%, 08/20/2028		79,592	0.15%
85,000	7.30%, 08/20/2029		84,567	0.16%
99,000	7.30%, 08/20/2031		98,495	0.18%
63,000	7.30%, 08/20/2032		62,679	0.12%
114,000	7.30%, 08/20/2033		113,419	0.20%
132,000	7.30%, 08/20/2035		131,327	0.24%
Michigan		0.33%
	Living Bread Ministries, Inc.
10,000	7.50%, 02/15/2016		10,058	0.02%
22,000	7.50%, 02/15/2017		22,020	0.04%
24,000	7.50%, 02/15/2018		23,878	0.04%
26,000	7.50%, 02/15/2019		25,867	0.05%
21,000	7.50%, 08/15/2016		21,134	0.04%
22,000	7.50%, 08/15/2017		22,024	0.04%
24,000	7.50%, 08/15/2018		23,878	0.04%
26,000	7.50%, 08/15/2019		25,867	0.06%
Nevada		0.13%

	New Song Lutheran Church, Inc.
16,000	7.80%, 06/01/2015		16,078	0.03%
18,000	7.80%, 06/01/2016		18,108	0.03%
17,000	7.80%, 12/01/2015		17,094	0.03%
18,000	7.80%, 12/01/2016		18,119	0.04%

New Jersey		2.47%
	International Faith Ministries, Inc.
13,000	7.90%, 05/10/2023		11,740	0.02%
15,000	7.90%, 05/10/2024		13,431	0.03%
16,000	7.90%, 05/10/2025		14,326	0.03%
24,000	7.90%, 05/10/2028		21,490	0.04%
27,000	7.90%, 05/10/2029		24,176	0.05%
30,000	7.90%, 05/10/2030		26,862	0.05%
33,000	7.90%, 05/10/2031		29,548	0.06%
36,000	7.90%, 05/10/2032		32,234	0.06%
40,000	7.90%, 05/10/2033		35,816	0.07%
44,000	7.90%, 05/10/2034		39,398	0.07%
48,000	7.90%, 05/10/2035		42,979	0.08%
52,000	7.90%, 05/10/2036		46,561	0.09%
61,000	7.90%, 05/10/2037		54,619	0.10%
24,000	7.90%, 11/10/2023		21,677	0.04%
26,000	7.90%, 11/10/2024		23,280	0.04%
28,000	7.90%, 11/10/2025		25,071	0.05%
22,000	7.90%, 11/10/2027		19,699	0.04%
35,000	7.90%, 11/10/2028		31,339	0.06%
37,000	7.90%, 11/10/2029		33,130	0.06%
41,000	7.90%, 11/10/2030		36,711	0.07%
33,000	7.90%, 11/10/2031		29,548	0.06%
48,000	7.90%, 11/10/2032		42,979	0.08%
56,000	7.90%, 11/10/2034		50,142	0.09%
61,000	7.90%, 11/10/2035		54,619	0.10%
66,000	7.90%, 11/10/2036		59,096	0.11%
11,000	8.00%, 05/10/2022		9,930	0.02%
22,000	8.00%, 11/10/2022		19,864	0.04%
	Princeton Presbyterian Church
33,000	8.40%, 03/25/2034		32,828	0.06%
56,000	8.40%, 09/25/2022		56,163	0.11%
15,000	7.80%, 09/25/2013		14,981	0.03%
28,000	7.90%, 03/25/2014		27,972	0.05%
25,000	8.10%, 03/25/2015		24,990	0.05%
31,000	8.20%, 09/25/2015		30,997	0.06%
33,000	8.30%, 03/25/2016		33,182	0.06%
49,000	8.40%, 03/25/2021		48,745	0.09%
54,000	8.40%, 03/25/2022		54,146	0.10%
43,000	8.40%, 03/25/2023		43,129	0.08%
47,000	8.40%, 09/25/2020		46,756	0.08%
51,000	8.40%, 09/25/2021		51,128	0.09%
North Carolina		0.12%
	Accumulated Resources of Kindred Spirits
66,000	7.75%, 12/01/2009		66,469	0.12%
Ohio		3.13%
	Worldview Community Church
15,000	7.50%, 06/12/2018		14,923	0.03%
62,000	7.50%, 06/12/2021		61,684	0.12%
60,000	7.50%, 12/12/2020		59,694	0.11%
65,000	7.50%, 12/12/2021		64,668	0.12%
73,000	7.60%, 06/12/2023		73,263	0.14%
78,000	7.60%, 06/12/2024		77,602	0.15%
84,000	7.60%, 06/12/2025		83,572	0.16%
75,000	7.60%, 12/12/2023		75,285	0.14%
82,000	7.60%, 12/12/2024		81,582	0.15%
132,000	7.60%, 06/12/2031		131,327	0.25%
109,000	7.60%, 06/12/2032		108,444	0.20%
153,000	7.60%, 06/12/2033		152,220	0.29%
118,000	7.60%, 12/12/2029		117,398	0.22%
127,000	7.60%, 12/12/2030		126,352	0.24%
148,000	7.60%, 12/12/2032		147,245	0.28%
159,000	7.60%, 12/12/2033		158,189	0.29%
67,000	8.00%, 06/12/2022		67,208	0.12%
70,000	8.00%, 12/12/2022		70,224	0.12%
Oregon		0.19%
	Western Baptist College
27,000	7.50%, 02/15/2016		27,157	0.05%
73,000	7.50%, 08/15/2015		73,379	0.14%
Rhode Island		2.29%
	The Cathedral of Life Christian Assembly
15,000	7.30%, 08/15/2014		14,991	0.03%
23,000	7.30%, 02/15/2021		22,883	0.04%
25,000	7.50%, 02/15/2022		24,873	0.05%
10,000	7.50%, 08/15/2016		10,064	0.02%
11,000	7.50%, 08/15/2017		11,012	0.02%
23,000	7.50%, 08/15/2020		22,883	0.04%
25,000	7.50%, 08/15/2021		24,873	0.05%
37,000	7.60%, 02/15/2027		36,811	0.07%
40,000	7.60%, 02/15/2028		39,796	0.07%
43,000	7.60%, 02/15/2029		42,781	0.08%
46,000	7.60%, 02/15/2030		45,765	0.09%
50,000	7.60%, 02/15/2031		49,745	0.09%
53,000	7.60%, 02/15/2032		52,730	0.10%
58,000	7.60%, 02/15/2033		57,704	0.11%
62,000	7.60%, 02/15/2034		61,684	0.12%
67,000	7.60%, 02/15/2035		66,658	0.13%
58,000	7.60%, 02/15/2037		57,704	0.11%
35,000	7.60%, 08/15/2026		34,822	0.07%
39,000	7.60%, 08/15/2027		38,801	0.07%
41,000	7.60%, 08/15/2028		40,791	0.08%
45,000	7.60%, 08/15/2029		44,771	0.08%
48,000	7.60%, 08/15/2030		47,755	0.09%
52,000	7.60%, 08/15/2031		51,735	0.10%
60,000	7.60%, 08/15/2033		59,694	0.11%
65,000	7.60%, 08/15/2034		64,668	0.12%
70,000	7.60%, 08/15/2035		69,643	0.13%
62,000	7.60%, 08/15/2036		61,684	0.12%
7,000	7.60%, 08/15/2037		6,964	0.01%
28,000	8.00%, 02/15/2023		28,089	0.05%
26,000	8.00%, 08/15/2022		26,080	0.04%
Tennessee		3.29%
	Grace Christian Fellowship Church, Inc.
51,000	8.40%, 01/18/2025		50,740	0.10%
56,000	8.40%, 01/18/2026		55,715	0.10%
60,000	8.40%, 01/18/2027		59,694	0.11%
30,000	8.40%, 01/18/2029		29,847	0.06%
77,000	8.40%, 01/18/2030		76,607	0.14%
52,000	8.40%, 04/18/2025		51,730	0.10%
56,000	8.40%, 04/18/2026		55,709	0.10%
52,000	8.40%, 04/18/2029		51,730	0.10%
78,000	8.40%, 04/18/2030		77,594	0.15%
21,000	8.40%, 04/18/2031		20,891	0.04%
100,000	8.40%, 04/18/2033		99,480	0.19%
38,000	8.40%, 07/18/2021		37,806	0.07%
34,000	8.40%, 07/18/2024		33,827	0.06%
20,000	8.40%, 07/18/2029		19,898	0.04%
81,000	8.40%, 07/18/2030		80,587	0.15%
38,000	8.40%, 07/18/2031		37,806	0.07%
39,000	8.40%, 10/18/2021		38,797	0.07%
54,000	8.40%, 10/18/2025		53,719	0.10%
58,000	8.40%, 10/18/2026		57,698	0.11%
35,000	8.40%, 10/18/2028		34,818	0.07%
75,000	8.40%, 10/18/2029		74,610	0.14%
81,000	8.40%, 10/18/2030		80,579	0.15%
88,000	8.40%, 10/18/2031		87,542	0.16%
40,000	8.40%, 01/18/2022		40,112	0.08%
44,000	8.40%, 01/18/2023		44,136	0.08%
47,000	8.40%, 01/18/2024		46,760	0.09%
41,000	8.40%, 04/18/2022		41,111	0.08%
44,000	8.40%, 04/18/2023		44,132	0.08%
47,000	8.40%, 04/18/2024		46,756	0.09%
41,000	8.40%, 07/18/2022		41,119	0.08%
45,000	8.40%, 07/18/2023		45,144	0.08%
42,000	8.40%, 10/18/2022		42,122	0.08%
4,600	8.40%, 10/18/2023		46,147	0.09%
50,000	8.40%, 10/18/2024		49,740	0.08%
Texas		6.44%
	The Fellowship at Cinco Ranch, Inc.
25,000	7.20%, 03/19/2025		24,870	0.05%
118,000	7.20%, 03/19/2026		117,386	0.22%
72,000	7.20%, 03/19/2027		71,626	0.13%
136,000	7.20%, 03/19/2028		135,293	0.25%
146,000	7.20%, 03/19/2029		145,241	0.27%
157,000	7.20%, 03/19/2030		156,184	0.29%
49,000	7.20%, 03/19/2031		48,745	0.09%
93,000	7.20%, 09/19/2025		92,516	0.17%
122,000	7.20%, 09/19/2026		121,366	0.23%
132,000	7.20%, 09/19/2027		131,314	0.25%
141,000	7.20%, 09/19/2028		140,267	0.26%
152,000	7.20%, 09/19/2029		151,210	0.28%
162,000	7.20%, 09/19/2030		161,158	0.30%
139,000	7.20%, 09/19/2031		138,277	0.26%
94,000	8.00%, 03/19/2023		94,301	0.18%
99,000	8.00%, 09/19/2023		99,337	0.19%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		200,220	0.38%
100,000	7.60%, 06/15/2018		99,490	0.19%
	Iglesia Templo Jerusalen
36,000	7.90%, 06/12/2033		35,816	0.07%
93,000	7.90%, 06/12/2034		92,526	0.17%
100,000	7.90%, 06/12/2035		99,490	0.19%
108,000	7.90%, 06/12/2036		107,449	0.20%
46,000	7.90%, 12/12/2027		45,765	0.09%
37,000	7.90%, 12/12/2032		36,811	0.07%
76,000	7.90%, 12/12/2033		75,612	0.14%
96,000	7.90%, 12/12/2034		95,510	0.18%
79,000	7.90%, 12/12/2035		78,597	0.15%
86,000	7.90%, 12/12/2036		85,561	0.16%
58,000	7.90%, 06/12/2028		57,704	0.11%
48,000	7.90%, 06/12/2029		47,755	0.09%
68,000	7.90%, 06/12/2030		67,653	0.13%
60,000	7.90%, 12/12/2028		59,694	0.11%
65,000	7.90%, 12/12/2029		64,669	0.12%
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		98,590	0.18%
20,000	7.80%, 06/15/2021		19,898	0.04%
19,000	7.80%, 12/15/2020		18,903	0.04%
23,000	7.90%, 06/15/2023		23,081	0.04%
23,000	7.90%, 12/15/2022		23,076	0.04%
24,000	7.90%, 12/15/2023		24,086	0.05%
21,000	8.00%, 06/15/2022		21,065	0.04%
21,000	8.00%, 12/15/2021		21,061	0.04%
Virginia		1.64%
	New Life Annointed Ministries International, Inc.
171,000	7.80%, 06/21/2020		161,629	0.30%
64,000	7.80%, 06/21/2022		60,992	0.11%
103,000	7.80%, 06/21/2024		97,356	0.18%
100,000	7.80%, 12/21/2020		94,520	0.18%
60,000	7.80%, 12/21/2023		57,210	0.11%
142,000	7.80%, 12/21/2025		134,218	0.25%
124,000	7.80%, 06/21/2023		118,222	0.22%
115,000	7.80%, 12/21/2024		108,698	0.21%
	Old Bridge United Methodist Church
40,000	7.90%, 09/24/2023		39,792	0.08%
Washington		1.30%
	Cascade Christian Center of Skagit Valley
21,000	8.40%, 04/20/2022		21,057	0.04%
23,000	8.40%, 04/20/2023		23,069	0.04%
24,000	8.40%, 04/20/2024		23,875	0.04%
10,000	8.40%, 04/20/2026		9,948	0.02%
20,000	8.40%, 04/20/2027		19,896	0.04%
3,000	8.40%, 04/20/2028		2,984	0.01%
44,000	8.40%, 04/20/2031		43,771	0.08%
48,000	8.40%, 04/20/2032		47,750	0.09%
9,000	8.40%, 04/20/2033		8,953	0.02%
57,000	8.40%, 04/20/2034		56,704	0.11%
6,000	8.40%, 04/20/2035		5,969	0.01%
38,000	8.40%, 04/20/2036		37,802	0.07%
20,000	8.40%, 10/20/2021		19,896	0.04%
22,000	8.40%, 10/20/2022		22,064	0.04%
24,000	8.40%, 10/20/2023		24,077	0.05%
26,000	8.40%, 10/20/2024		25,865	0.05%
11,000	8.40%, 10/20/2026		10,943	0.02%
28,000	8.40%, 10/20/2030		27,855	0.05%
46,000	8.40%, 10/20/2031		45,761	0.09%
50,000	8.40%, 10/20/2032		49,740	0.09%
54,000	8.40%, 10/20/2033		53,719	0.10%
58,000	8.40%, 10/20/2034		57,699	0.11%
48,000	8.40%, 10/20/2035		47,751	0.08%
4,000	8.40%, 10/20/2036		3,979	0.01%
Washington, DC		0.99%
	Metropolitan Baptist Church
77,000	8.20%, 01/12/2015		76,615	0.14%
80,000	8.30%, 07/12/2015		79,992	0.15%
98,000	8.40%, 01/12/2018		97,510	0.18%
130,000	8.40%, 01/12/2033		129,350	0.24%
100,000	8.40%, 01/12/2027		98,590	0.19%
45,000	8.40%, 07/12/2018		44,775	0.09%

Total Church Mortgage-Backed Bonds (Cost $39,067,600)		72.53%	38,660,183	72.53%

CHURCH MORTGAGE LOANS - 13.29%

California		5.79%
1,054,623	Heart of Canyons 8.50%, 10/01/2009		1,054,623	1.98%
997,903	Mount Olive Baptist 7.75%, 09/01/2037		992,913	1.86%
1,045,359	The Sound of His Voice Christian Fellowship, Inc. 7.75%, 09/01/2037		1,039,923	1.95%
Georgia		2.01%
1,075,844	God First Ministry 8.75%, 08/01/2037		1,070,465	2.01%
Nevada		0.81%
436,079	Iglesia Cristiana Verbo 9.00%, 05/01/2033		433,898	0.81%
New Jersey		1.45%
778,368	Igreja Batista 8.75%, 08/01/2038		774,476	1.45%
Texas		3.23%
1,734,717	Pleasant Grove Baptist 7.50%, 08/01/2033		1,726,044	3.23%

Total Church Mortgage Loans (Cost $7,122,893)		13.29%	7,092,342	13.29%

US TREASURY OBLIGATIONS (Cost $143,484)		0.33%
	US Treasury Note
150,000	4.50%, 02/15/2016		176,550	0.33%

SHORT TERM INVESTMENTS		12.39%

Money Market Funds
6,605,085	Fifth Third Institutional Money Market - 1.87%*		6,605,085	12.39%
	(Cost $6,605,085)

Total Investments - (Cost $52,939,062)		98.54%	$52,534,160	98.54%

Other Assets Less Liabilities		1.46%	781,007	1.46%

Net Assets		100.00%	$53,315,167	100.00%

*Rate shown represents the rate as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS
Capstone Church Bond Fund
1. SECURITY TRANSACTIONS
At December 31, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $52,939,062 amounted to $404,902 which consisted of aggregate gross unrealized appreciation of
$49,868 and aggregate gross unrealized depreciation of $454,771.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 6,605,085	$ -
Level 2 - Other significant observable inputs		176,550	-
Level 3 - Significant unobservable inputs		45,752,525	-
Total		$ 52,534,160	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date March 2, 2009

By /s/Carla Homer

* Carla Homer

  Treasurer

Date March 2, 2009

* Print the name and title of each signing officer under his or her signature.